Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Minimum operating lease payments
2014	$333,000
2015	319,000
2016	329,000
2017	3,000
2018	2,000
$986,000